Unaudited condensed consolidated interim statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Loss for the period	$ (18,666)	$ (5,429)
Depreciation	157	22
Share-based compensation expense	1,002	793
Finance income	(3,611)	0
Finance expense	350	0
Movement of expected credit loss	(18)	0
Foreign exchange loss/(gain)	1,601	(9,327)
Movement in working capital	3,173	2,654
Cash flows used in operating activities	(16,012)	(11,287)
Finance expense paid	(280)	0
Finance income received	1,381	0
Net cash used in operating activities	(14,911)	(11,287)
Cash flows used in investing activities
Purchase of other financial assets	(54,000)	0
Purchase of property, plant and equipment	(68)	(34)
Cash flows used in investing activities	(54,068)	(34)
Cash flows used in financing activities
Payment of lease liability	(107)	0
Net decrease in cash	(69,086)	(11,321)
Cash at the beginning of the period	165,955	276,776
Impact of foreign exchange on cash	26	(78)
Cash at the end of the period	$ 96,895	$ 265,377